1343 425

FORM D

RECEIVED OCT 27 2005 SEC MAIL PROCESSING SECTION 92

05068250

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
USA Houston Apartments Holdings, DST

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
USA Houston Apartments Holdings, DST

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
Five Financial Plaza, Suite 105, Napa, CA 94558	(800) 611-1160
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
The acquisition, lease and sale of real property held by the Delaware Statutory Trust.

PROCESSED NOV 07 2005 THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☐ other(please specify):
☒ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 10 Year 0 4 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada: FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. *This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of* this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

U.S. Advisor, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

Five Financial Plaza, Suite 105, Napa, CA 94558

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Internacional Realty, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

405 N. St. Mary's Street, Suite D, Sante Fe, NM 87502-3210

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

CB Richard Ellis Investors, L.L.C.

Business or Residence Address (Number and Street, City, State, Zip Code)

865 S. Figueroa Street, Suite 3500, Los Angeles, CA 90017

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

CB Richard Ellis Investors/U.S. Advisor, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

Five Financial Plaza, Suite 105 Napa, CA 94558

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Sigma Financial Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)
2677 Atlas Peak Road, Napa, CA 94558

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[redacted]	[CT]	[DE]	[DC]	[redacted]	[redacted]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[redacted]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[redacted]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[redacted]	[WY]	[PR]

Full Name (Last name first, if individual)
Shorr, Alan

Business or Residence Address (Number and Street, City, State, Zip Code)
26637 W. Agoura Road, Calabassas, CA 91302

Name of Associated Broker or Dealer
AFA Financial Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[redacted]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Fisher, David

Business or Residence Address (Number and Street, City, State, Zip Code)
10538 Eastbourne Unit 301 Los Angeles, CA 90024

Name of Associated Broker or Dealer
AFA Financial Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Oleson, Philip

Business or Residence Address (Number and Street, City, State, Zip Code)
3210 E. Chinden Blvd.,Ste.115-110 Eagle, ID 83616

Name of Associated Broker or Dealer
AFA Financial Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	**[CA]**	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Hanson, James

Business or Residence Address (Number and Street, City, State, Zip Code)
22973 Sutro Street Hayward, CA 94541

Name of Associated Broker or Dealer
Archer Alexander

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	**[NY]**	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Notman, John

Business or Residence Address (Number and Street, City, State, Zip Code)
3133 West March Lane, Suite 2000, Stockton, CA 95219

Name of Associated Broker or Dealer
Berthel Fisher & Company

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	**[CA]**	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	**[NV]**	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Schwerlin, Stephen

Business or Residence Address (Number and Street, City, State, Zip Code)
1050 Northgate Drive, Ste 130, San Rafael. CA 94903

Name of Associated Broker or Dealer
Berthel Fisher & Company

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Notman, John

Business or Residence Address (Number and Street, City, State, Zip Code)
3133 West March Lane, Suite 2000, Stockton, CA 95219

Name of Associated Broker or Dealer
Berthel Fisher & Company

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[redacted]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Schwerlin, Stephen

Business or Residence Address (Number and Street, City, State, Zip Code)
3133 West March Lane, Suite 2000, Stockton, CA 95219

Name of Associated Broker or Dealer
Berthel Fisher & Company

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? ... Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual? ...	$ 360,000*	
3.	Does the offering permit joint ownership of a single unit? ...	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Biesheuvel, Thomas

Business or Residence Address (Number and Street, City, State, Zip Code)
6333 Potrero Ave. El Cerrito, CA 94530

Name of Associated Broker or Dealer
Berthel Fisher & Company

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Nebel, Larry

Business or Residence Address (Number and Street, City, State, Zip Code)
380 Diablo Road Danville, CA 94526

Name of Associated Broker or Dealer
Burch & Company, Inc

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Ellis, Ron

Business or Residence Address (Number and Street, City, State, Zip Code)
500 Seabright Ave.,Ste.201 Santa Cruz, CA 95062

Name of Associated Broker or Dealer
Capwest Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Funke, Stuart

Business or Residence Address (Number and Street, City, State, Zip Code)
725 Town and Country Road, Suite 530, Orange, CA 92868

Name of Associated Broker or Dealer
Crown Capital Securities, LP

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	**[WA]**	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Hannan, John

Business or Residence Address (Number and Street, City, State, Zip Code)
62 East Genesee Street Skaneateles, NY 13152

Name of Associated Broker or Dealer
Cullum & Burkes Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	**[CA]**	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Walsh, James

Business or Residence Address (Number and Street, City, State, Zip Code)
3070 Bristol Street, Suite 500 Costa Mesa, CA 92626

Name of Associated Broker or Dealer
Direct Capital Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	**[CA]**	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Thomas, Troy

Business or Residence Address (Number and Street, City, State, Zip Code)
3070 Bristol Street, Suite 500 Costa Mesa, CA 92626

Name of Associated Broker or Dealer
Direct Capital Securiteis

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	**[CA]** (checked)	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Cordova, John

Business or Residence Address (Number and Street, City, State, Zip Code)
889 Embarcadero Dr. Ste. 104 El Dorado Hills, CA 95762

Name of Associated Broker or Dealer
E Planning Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	**[AZ]** (checked)	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Schryer, Alan and Johnson, Jim

Business or Residence Address (Number and Street, City, State, Zip Code)
24221 Calle de la Louisa Ste 308 Laguna Hills, CA 92653

Name of Associated Broker or Dealer
Empire Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	**[CA]** (checked)	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Young, Jeff

Business or Residence Address (Number and Street, City, State, Zip Code)
7373 N. Scottsdale Road, Suite D-120 Scottsdale, AZ 85253

Name of Associated Broker or Dealer
First Financial Equity Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[redacted]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Diaz, Jaime

Business or Residence Address (Number and Street, City, State, Zip Code)
30 Wall Street, 10th Floor New York, NY 10005

Name of Associated Broker or Dealer
GunnAllen Financial, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[redacted]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Brand, Rick

Business or Residence Address (Number and Street, City, State, Zip Code)
18831 Von Karman Irvine, CA 92612

Name of Associated Broker or Dealer
H&R Block

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?..................................	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?.. $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?..	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Giglio, Rich

Business or Residence Address (Number and Street, City, State, Zip Code)
1001 B Avenue, Ste 200, Coronado, CA 92118

Name of Associated Broker or Dealer
Independent Financial Group, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Caplitz, Gregg

Business or Residence Address (Number and Street, City, State, Zip Code)
424 Washington St Woburn, MA 01801

Name of Associated Broker or Dealer
Insight Onsite Financial Solutions

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[redacted]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Burke, Janet

Business or Residence Address (Number and Street, City, State, Zip Code)
1100 Tamia Trail, Port Charlotte, FL 33953

Name of Associated Broker or Dealer
Invest Finacial

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[redacted]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Skatvold, Andrew

Business or Residence Address (Number and Street, City, State, Zip Code)
819 30th Ave S Suite 200, Moorehead, MN 56560

Name of Associated Broker or Dealer
Investment Centers of America

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[redacted]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Miller, Myles

Business or Residence Address (Number and Street, City, State, Zip Code)
1601 2nd Street, Suite 102A San Rafael, CA 94901

Name of Associated Broker or Dealer
Investment Security Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Erenstein, Ellen

Business or Residence Address (Number and Street, City, State, Zip Code)
230 Broadway, Lynfield, MA 01940

Name of Associated Broker or Dealer
Investors Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[redacted]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Harrop, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
1519 Shenandoah Pkwy, Chesapeake, VA 23320

Name of Associated Broker or Dealer
Investors Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[[redacted]]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[[redacted]]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Pappas, Leslie

Business or Residence Address (Number and Street, City, State, Zip Code)
656 Palm Dr., Los Altos, CA 94022

Name of Associated Broker or Dealer
K-One Investments

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[[redacted]]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Baughman, Kurt and Hulme, Philip

Business or Residence Address (Number and Street, City, State, Zip Code)
328 Newman Springs Road, Red Bank, NJ 07701

Name of Associated Broker or Dealer
Montauk Financial

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[[redacted]]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 360,000*

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
National Planning Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)
1123 Chapala Street, 2nd Floor, Santa Barbara, CA 93101

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[redacted]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Cortese, Rocco

Business or Residence Address (Number and Street, City, State, Zip Code)
333 The City Boulevard West, Suite 200, Orange, CA 92868

Name of Associated Broker or Dealer
OMNI Brokerage, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Forman, David

Business or Residence Address (Number and Street, City, State, Zip Code)
1236 Brace Road Suite F, Cherry Hill, NJ 08034

Name of Associated Broker or Dealer
Private Consulting Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[redacted]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Justice, Gary

Business or Residence Address (Number and Street, City, State, Zip Code)
4650 Southwest Macadam, Ste. 100, Portland, OR 97239

Name of Associated Broker or Dealer
Private Consulting Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [redacted] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)
Meredith, Don

Business or Residence Address (Number and Street, City, State, Zip Code)
1120 East Long Lake Road, Ste. 100, Troy, MI 48085

Name of Associated Broker or Dealer
Questar Capital Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [redacted] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)
Kosmicki, John

Business or Residence Address (Number and Street, City, State, Zip Code)
1120 East Long Lake Road, Ste. 100, Troy, MI 48085

Name of Associated Broker or Dealer
Questar Capital Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [redacted] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? ..... $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Johnson, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
107 North State Street, West Harrison, IN 47060

Name of Associated Broker or Dealer
Questar Capital Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ..... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[redacted]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Sweeney, Owen

Business or Residence Address (Number and Street, City, State, Zip Code)
1508 Caminito Solidago, La Jolla, CA 92037

Name of Associated Broker or Dealer
Questar Capital Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ..... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Wegner, Eric

Business or Residence Address (Number and Street, City, State, Zip Code)
4261 Park Road, Ann Arbor, MI 48103

Name of Associated Broker or Dealer
Sammons Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ..... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[redacted]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Lamont, James

Business or Residence Address (Number and Street, City, State, Zip Code)
4261 Park Road, Ann Arbor, MI 48103

Name of Associated Broker or Dealer
Sammons Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Sparacino, Carlo

Business or Residence Address (Number and Street, City, State, Zip Code)
23 Orchard Rd, Lake Forest, CA 92630

Name of Associated Broker or Dealer
SII Investments

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[redacted]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Jones, Jeffrey

Business or Residence Address (Number and Street, City, State, Zip Code)
1660 Dale Earnhardt Blvd., Kanapolis, NC 28083

Name of Associated Broker or Dealer
Synergy Investment Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[redacted]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 360,000*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Damec, Jeff

Business or Residence Address (Number and Street, City, State, Zip Code)
Five Financial Plaza, Suite 105, Napa, CA 94558

Name of Associated Broker or Dealer
U.S. Select Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	**[MI]** ■	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Fitzgerald, Kevin

Business or Residence Address (Number and Street, City, State, Zip Code)
Five Financial Plaza, Suite 105, Napa, CA 94558

Name of Associated Broker or Dealer
U.S. Select Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	**[CA]** ■	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Mueller, Chris

Business or Residence Address (Number and Street, City, State, Zip Code)
560 Filer Avenue Suite D, Twin Falls, ID 83301

Name of Associated Broker or Dealer
United Securities Alliance

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	**[ID]** ■
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 360,000*

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Templeton, Daryl

Business or Residence Address (Number and Street, City, State, Zip Code)
444 Galisteo Street, Suite D, Santa Fe, NM 87502-3210

Name of Associated Broker or Dealer
United Securities Alliance

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [redacted] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)
Caplitz, Gregg

Business or Residence Address (Number and Street, City, State, Zip Code)
994 Old Eagle School Road, #1020, Wayne, PA 19087

Name of Associated Broker or Dealer
Wharton Equity Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [redacted] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [redacted] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A smaller amount may be accepted by the company, in its sole discretion.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ -0-	$ -0-
Equity	$ -0-	$ -0-
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify Individual beneficial interests in the Delaware Statutory Trust)	$ 36,000,000.00	$ 36,000,000.00
Total	$ 36,000,000.00	$ 36,000,000.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	86	$ 36,000,000.00
Non-accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)	---	$ ---

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	--	$ ---
Regulation A	--	$ ---
Rule 504	--	$ ---
Total	--	$ ---

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ -0-
Printing and Engraving Costs	☒	$ -0-
Legal Fees	☒	$ 1,423,371
Accounting Fees	☒	$ -0-
Engineering Fees	☒	$ -0-
Sales Commission (specify finders' fees separately)	☒	$ 2,872,000
Other Expenses (identify)	☒	$ -0-
Total	☒	$ 4,295,371

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 31,704,629

5. Indicate below the amount of the adjusted proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments To Others
Salaries and fees	☒ $ 0	☒ $ 0
Purchase of real estate	☒ $ 0	☒ $ 23,212,500
Purchase, rental or leasing and installation of machinery and equipment	☒ $ 0	☒ $ 0
Construction or leasing of plant buildings and facilities	☒ $ 0	☒ $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☒ $ 0	☒ $ 0
Repayment of indebtedness	☒ $ 0	☒ $ 0
Working capital	☒ $ 0	☒ $ 750,000
Other (specify): Real Estate Acquisition Fees	☒ $ 2,737,500	☒ $ 5,004,629
Column Totals	☒ $ 2,737,500	☒ $ 28,967,129
Total Payments Listed (column totals added)	☒ $ 31,704,629	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
USA Houston Apartments Holdings, DST	Beau Van Deren	10/26/05
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Beau Van Deren	Senior Vice President and Chief Financial Officer, U.S. Advisor, LLC, as the Trustee of USA Houston Apartments Holdings, DST	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
USA Houston Apartments Holdings, DST	Beau Van Deren	10/26/05
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Beau Van Deren	Senior Vice President and Chief Financial Officer, U.S. Advisor, LLC, as the Trustee of USA Houston Apartments Holdings, DST	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL	☐	☐						☐	☐
AK	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	1	$500,000.00	0	N/A	☐	☒
AZ	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	3	$717,184.41	0	N/A	☐	☒
AR	☐	☐						☐	☐
CA	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	51	$22,212,816.98	0	N/A	☐	☒
CO	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	3	$682,457.17	0	N/A	☐	☒
CT	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	1	$369,838.42	0	N/A	☐	☒
DE	☐	☐						☐	☐
DC	☐	☐						☐	☐
FL	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	3	$2,192,507.14	0	N/A	☐	☒
GA	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	2	$491,376.62	0	N/A	☐	☒
HI	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	1	$344,401.00	0	N/A	☐	☒
ID	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	1	$360,000.00	0	N/A	☐	☒
IL	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	1	$360,000.00	0	N/A	☐	☒
IN	☐	☐						☐	☐
IA	☐	☐						☐	☐
KS	☐	☐						☐	☐

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
KY	☐	☐						☐	☐
LA	☐	☐						☐	☐
ME	☐	☐						☐	☐
MD	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	2	$435,000.00	0	N/A	☐	☒
MA	☐	☐						☐	☐
MI	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	2	$612,000.00	0	N/A	☐	☒
MN	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	2	$628,000.00	0	N/A	☐	☒
MS	☐	☐						☐	☐
MO	☐	☐						☐	☐
MT	☐	☐						☐	☐
NE	☐	☐						☐	☐
NV	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	2	$522,073.21	0	N/A	☐	☒
NH	☐	☐						☐	☐
NJ	☐	☐						☐	☐
NM	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	1	$415,525.15	0	N/A	☐	☒
NY	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	3	2,638,297.70	0	N/A	☐	☒
NC	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	1	$375,798.46	0	N/A	☐	☒
ND	☐	☐						☐	☐
OH	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	2	$1,060,000.00	0	N/A	☐	☒

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
OK	☐	☐						☐	☐
OR	☐	☐	Delaware Statutory Trust interests in real estate - $36,000,000	1	$462,548.00	0	N/A	☐	☐
PA	☐	☐						☐	☐
RI	☐	☐						☐	☐
SC	☐	☐						☐	☐
SD	☐	☐						☐	☐
TN	☐	☐						☐	☐
TX	☐	☐						☐	☐
UT	☐	☐						☐	☐
VT	☐	☐						☐	☐
VA	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	1	$170,175.74	0	N/A	☐	☒
WA	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	1	$250,000.00	0	N/A	☐	☒
WV	☐	☐						☐	☐
WI	☐	☒	Delaware Statutory Trust interests in real estate - $36,000,000	1	$200,000.00	0	N/A	☐	☒
WY	☐	☐						☐	☐
PR	☐	☐						☐	☐